Reconciliation of expected losses of financial assets at amortized cost: (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Expected loss of financial assets at amortized cost on December 31, 2021	R$ 5,527,663	R$ 5,555,469
Transferred to Stage 1	(455,061)	(15,435)
Transferred to Stage 2	(2,964)	(2,037)
Transferred to Stage 3	(109,577)	(181)
Transfer from Stage 1	3,029	2,146
Transfer from Stage 2	563,540	14,339
Transfer from Stage 3	1,033	1,168
Assets originated or purchased/Assets settled/Reversal/Transferred from FVOCI		(27,806)
New assets originated or purchased/Assets settled or paid/Transferred from FVOCI	(2,486,832)
Expected loss of financial assets at amortized cost on December 31, 2022	3,040,831	5,527,663
Stage 1 [Member]
IfrsStatementLineItems [Line Items]
Expected loss of financial assets at amortized cost on December 31, 2021	493,923	295,428
Transferred to Stage 1
Transferred to Stage 2	(2,108)	(2,037)
Transferred to Stage 3	(921)	(109)
Transfer from Stage 1
Transfer from Stage 2	454,884	14,267
Transfer from Stage 3	177	1,168
Assets originated or purchased/Assets settled/Reversal/Transferred from FVOCI		185,206
New assets originated or purchased/Assets settled or paid/Transferred from FVOCI	(473,559)
Expected loss of financial assets at amortized cost on December 31, 2022	472,396	493,923
Stage 2 [Member]
IfrsStatementLineItems [Line Items]
Expected loss of financial assets at amortized cost on December 31, 2021	774,834	1,123,019
Transferred to Stage 1	(454,884)	(14,267)
Transferred to Stage 2
Transferred to Stage 3	(108,656)	(72)
Transfer from Stage 1	2,108	2,037
Transfer from Stage 2
Transfer from Stage 3	856
Assets originated or purchased/Assets settled/Reversal/Transferred from FVOCI		(335,883)
New assets originated or purchased/Assets settled or paid/Transferred from FVOCI	(83,462)
Expected loss of financial assets at amortized cost on December 31, 2022	130,796	774,834
Stage 3 [Member]
IfrsStatementLineItems [Line Items]
Expected loss of financial assets at amortized cost on December 31, 2021	4,258,906	4,137,022
Transferred to Stage 1	(177)	(1,168)
Transferred to Stage 2	(856)
Transferred to Stage 3
Transfer from Stage 1	921	109
Transfer from Stage 2	108,656	72
Transfer from Stage 3
Assets originated or purchased/Assets settled/Reversal/Transferred from FVOCI		122,871
New assets originated or purchased/Assets settled or paid/Transferred from FVOCI	(1,929,811)
Expected loss of financial assets at amortized cost on December 31, 2022	R$ 2,437,639	R$ 4,258,906